Supplemental disclosures to the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Disclosures to Consolidated Statements of Cash Flows

Supplemental disclosures to the consolidated statements of cash flows are presented below:

	Year ended December 31,
	2012	2011	2010
Net cash provided by operating activities included:
Cash payments for interest	$103,350	$85,222	$67,529
Interest capitalized	(4,437)	(2,379)	(2,036)

Cash payments for interest, net of amounts capitalized	$98,913	$82,843	$65,493

Cash (receipts) payments for income taxes	$255	$179	$(21)
Non-cash investing activities included:
Asset retirement costs capitalized	$1,079	$2,522	$1,488
Oil and natural gas properties acquired through increase (decrease) in accounts payable and accrued liabilities	$24,280	$(14,667)	$25,773
Non-cash financing activities included:
Modification of Time Vesting equity awards to liability plan	$—	$2,640	$—